Document and Entity Information	0 Months Ended
Aug. 31, 2013
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Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Dec. 27, 2013
Document Effective Date	Jan. 01, 2014
Prospectus Date	Jan. 01, 2014
BNY Mellon Large Cap Stock Fund | Class M Shares
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Trading Symbol	MPLCX
BNY Mellon Large Cap Stock Fund | Investor Shares
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Trading Symbol	MILCX
BNY Mellon Large Cap Market Opportunities Fund | Class M Shares
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Trading Symbol	MMOMX
BNY Mellon Large Cap Market Opportunities Fund | Investor Shares
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Trading Symbol	MMOIX
BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund | Class M Shares
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Trading Symbol	MTSMX
BNY Mellon Tax Sensitive Large Cap Multi-Strategy Fund | Investor Shares
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Trading Symbol	MTSIX
BNY Mellon Income Stock Fund | Class M Shares
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Trading Symbol	MPISX
BNY Mellon Income Stock Fund | Investor Shares
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Trading Symbol	MIISX
BNY Mellon Mid Cap Multi-Strategy Fund | Class M Shares
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Trading Symbol	MPMCX
BNY Mellon Mid Cap Multi-Strategy Fund | Investor Shares
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Trading Symbol	MIMSX
BNY Mellon Small Cap Multi-Strategy Fund | Class M Shares
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Trading Symbol	MPSSX
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares
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Trading Symbol	MISCX
BNY Mellon Focused Equity Opportunities Fund | Class M Shares
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Trading Symbol	MFOMX
BNY Mellon Focused Equity Opportunities Fund | Investor Shares
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Trading Symbol	MFOIX
BNY Mellon Small/Mid Cap Fund | Class M Shares
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Trading Symbol	MMCMX
BNY Mellon Small/Mid Cap Fund | Investor Shares
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Trading Symbol	MMCIX
BNY Mellon International Fund | Class M Shares
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Trading Symbol	MPITX
BNY Mellon International Fund | Investor Shares
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Trading Symbol	MIINX
BNY Mellon Emerging Markets Fund | Class M Shares
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Trading Symbol	MEMKX
BNY Mellon Emerging Markets Fund | Investor Shares
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Trading Symbol	MIEGX
BNY Mellon International Appreciation Fund | Class M
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Trading Symbol	MPPMX
BNY Mellon International Appreciation Fund | Investor Shares
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Trading Symbol	MARIX
BNY Mellon International Equity Income Fund | Class M
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Trading Symbol	MLIMX
BNY Mellon International Equity Income Fund | Investor
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Trading Symbol	MLIIX
BNY Mellon Bond Fund | Class M Shares
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Trading Symbol	MPBFX
BNY Mellon Bond Fund | Investor Shares
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Trading Symbol	MIBDX
BNY Mellon Intermediate Bond Fund | Class M Shares
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Trading Symbol	MPIBX
BNY Mellon Intermediate Bond Fund | Investor Shares
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Trading Symbol	MIIDX
BNY Mellon Corporate Bond Fund | Class M Shares
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Trading Symbol	BYMMX
BNY Mellon Corporate Bond Fund | Investor Shares
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Trading Symbol	BYMIX
BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares
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Trading Symbol	MPSUX
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares
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Trading Symbol	MISTX
BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares
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Trading Symbol	MPNIX
BNY Mellon National Intermediate Municipal Bond Fund | Investor Shares
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Trading Symbol	MINMX
BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares
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Trading Symbol	MPSTX
BNY Mellon National Short-Term Municipal Bond Fund | Investor Shares
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Trading Symbol	MINSX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares
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Trading Symbol	MPPIX
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Investor Shares
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Trading Symbol	MIPAX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares
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Trading Symbol	MMBMX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor Shares
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Trading Symbol	MMBIX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
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Trading Symbol	MNYMX
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Investor Shares
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Trading Symbol	MNYIX
BNY Mellon Municipal Opportunities Fund | Class M
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Trading Symbol	MOTMX
BNY Mellon Municipal Opportunities Fund | Investor
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Trading Symbol	MOTIX
BNY Mellon Asset Allocation Fund | Class M Shares
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Trading Symbol	MPBLX
BNY Mellon Asset Allocation Fund | Investor Shares
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Trading Symbol	MIBLX
Class M and Investor Shares Prospectus | BNY Mellon Money Market Fund | Class M Shares
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Trading Symbol	MLMXX
Class M and Investor Shares Prospectus | BNY Mellon Money Market Fund | Investor Shares
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Trading Symbol	MLOXX
Class M and Investor Shares Prospectus | BNY Mellon National Municipal Money Market Fund | Class M Shares
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Trading Symbol	MOMXX
Class M and Investor Shares Prospectus | BNY Mellon National Municipal Money Market Fund | Investor Shares
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Trading Symbol	MNTXX
Investor Shares Prospectus | BNY Mellon Money Market Fund | Investor Shares
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Trading Symbol	MLOXX
Investor Shares Prospectus | BNY Mellon National Municipal Money Market Fund | Investor Shares
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Trading Symbol	MNTXX